Document and Entity Information	Jun. 12, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 12, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42687
Entity Registrant Name	XCF GLOBAL, INC.
Entity Central Index Key	0002019793
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	33-4582264
Entity Address, Address Line One	2500 CityWest Blvd
Entity Address, Address Line Two	Suite 150-138
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	346
Local Phone Number	630-4724
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	SAFX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Information, Former Legal or Registered Name	Focus Impact BH3 NewCo, Inc.
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	345 Avenue of the Americas
Entity Address, Address Line Two	33rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105